Schedule of Non-Vested Stock Options, Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Number of Options, Outstanding, Beginning of the Period	6,530,000	1,900,000
Weighted Average Exercise Price, Beginning of the Period	$ 0.11	$ 0.20
Number of Options, Granted in Period		4,630,000
Number of Options, Outstanding, End of the Period	6,530,000	6,530,000
Weighted Average Exercise Price, End of the Period	$ 0.11	$ 0.11
Non-Vested Stock Options [Member]
Number of Options, Outstanding, Beginning of the Period	3,086,667	350,000
Weighted Average Exercise Price, Beginning of the Period	$ 0.07	$ 0.16
Number of Options, Granted in Period		4,630,000
Weighted Average Grant Date Fair Value, Options Granted		$ 0.07
Number of Options Vested	(1,543,333)	(1,893,333)
Weighted Average Grant Date Fair Value, Options Vested	$ 0.18	$ 0.07
Number of Options, Outstanding, End of the Period	1,543,334	3,086,667
Weighted Average Exercise Price, End of the Period	$ 0.18	$ 0.07